Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 13, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2015
Prospectus Date	rr_ProspectusDate	May 08, 2015
Supplement [Text Block]	cik0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Equity Fund
Supplement dated November 13, 2015 ■ Prospectus dated May 8, 2015

The following replaces the AC Alternatives Equity reference on the front cover of the statutory prospectus.

AC Alternatives™ Equity Fund Investor Class (ALEVX) Institutional Class (ALEJX) A Class (ALEQX) C Class (ALEHX) R Class (ALEWX) R6 Class (ALEDX)

AC ALTERNATIVES EQUITY FUND
Prospectus:	rr_ProspectusTable
Expense [Heading]	rr_ExpenseHeading	The following replaces the Annual Fund Operating Expenses and Example tables in the Fees and Expenses section on page 2 of the statutory prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

AC ALTERNATIVES EQUITY FUND | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 456
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,371
AC ALTERNATIVES EQUITY FUND | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEJX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 436
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,315
AC ALTERNATIVES EQUITY FUND | A Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEQX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,028
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,934
AC ALTERNATIVES EQUITY FUND | C Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEHX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 554
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,650
AC ALTERNATIVES EQUITY FUND | R Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEWX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 505
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,512
AC ALTERNATIVES EQUITY FUND | R6 Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.58%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 421
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,272

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.